Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

		Accumulated	Net book
December 31, 2017	Cost	amortization	value
Patents and trademarks	$22,031	$6,995	$15,036
Technology	5,400	4,059	1,341
Customer contracts	12,964	8,404	4,560
Other intangibles	351	345	6
Total	$40,746	$19,803	$20,943

		Accumulated	Net book
December 31, 2016	Cost	amortization	value
Patents and trademarks	$19,679	$5,028	$14,651
Technology	4,735	3,068	1,667
Customer contracts	11,419	6,053	5,366
Other intangibles	319	171	148
Total	$36,152	$14,320	$21,832